Share-based Payment Expense - Share Option Schemes - Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share option schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	3 months 18 days	1 year 3 months 18 days	2 years 3 months 18 days